TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Income (Loss) before Taxes on Income

	Year ended December 31
	2013	2012	2011
	U.S. dollars In thousands
Israel	$10,414	$4,360	$(1,036)
Non-Israeli Subsidiaries	814	416	273
	$11,228	$4,776	$(763)

Schedule of Taxes on Income - Current

non-Israeli Subsidiaries	$324	$180	$137

Reconciliation of Theoretical Tax Expense to Actual Tax Expense

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Income (loss) before taxes on income	$11,228	$4,776	$(763)
Theoretical tax expenses (benefit) at the statutory rate (2013 and 2012 - 25%; 2011 - 24%)	2,807	1,194	(183)
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(2,033)	(1,157)	166
Difference between income reported for tax purposes and income for financial reporting purposes - mainly dollar - NIS differences	(754)
Non-deductible expenses - mainly share-based compensation expense	183	74	89
Different effective tax rates applicable to the subsidiaries	121	69	65
	$324	$180	$137